Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 6 – GOODWILL

In 2011, the Company acquired Intra-Ship Integrated Gateway business from Hyundai BS&C Co., Ltd. and recognized the goodwill of ￦1,430,625 thousand along with the other identifiable assets and liabilities.

The Company assessed relevant events and circumstances in evaluating whether it was more likely than not that its fair value of the reporting unit was less than reporting unit’s carrying amount. The Company concluded that it is more likely than not that the fair value of a reporting unit is not less than its carrying amount and did not perform the two–step impairment test.

NOTE 6 – GOODWILL

In 2011, the Company acquired Intra-Ship Integrated Gateway business from Hyundai BS&C Co., Ltd. and recognized the goodwill of ￦1,430,625 thousand along with the other identifiable assets and liabilities.

The Company assessed relevant events and circumstances in evaluating whether it was more likely than not that its fair value of the reporting unit was less than reporting unit’s carrying amount. Then the implied fair value of goodwill for the reporting unit was compared to the carrying amount of goodwill. With regard to the implied fair value of goodwill, such was determined in the same manner as the amount of goodwill recognized in a business combination. To that end, the Company assigned the fair value of the reporting unit to all of the assets and liabilities of that unit as if the reporting unit had been acquired. The excess of the fair value of the reporting unit over the amounts assigned to its net assets was an indication of the implied fair value of goodwill.

The Company then evaluated the fair value of its reporting unit by estimating through the use of discounted cash flow models, which required management to make significant estimates and assumptions considered to be Level 3 fair value inputs, including anticipated future revenue opportunities, operating margins, and discount rates, among others. As a result of such analysis, the Company concluded that the implied fair value of the goodwill is greater than reporting unit’s carrying amount of goodwill as of December 31, 2017 and 2016, respectively.